Schedule of Investments (unaudited) November 30, 2020	iShares® ESG Aware MSCI USA ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Aerospace & Defense — 1.3%
HEICO Corp., Class A	101,672	$11,260,174
Howmet Aerospace Inc.	521,122	12,225,522
Huntington Ingalls Industries Inc.	82,139	13,157,846
L3Harris Technologies Inc.	144,090	27,663,839
Raytheon Technologies Corp.	797,290	57,181,639
Teledyne Technologies Inc.(a)	34,925	13,199,555
Textron Inc.	262,655	11,845,741
TransDigm Group Inc.	27,101	15,696,628

		162,230,944

Air Freight & Logistics — 0.9%
CH Robinson Worldwide Inc.	165,161	15,520,179
Expeditors International of Washington Inc.	368,380	32,922,120
FedEx Corp.	87,789	25,158,572
United Parcel Service Inc., Class B	244,253	41,784,361

		115,385,232

Auto Components — 0.3%
Aptiv PLC	196,902	23,372,268
BorgWarner Inc.	315,038	12,239,226

		35,611,494

Automobiles — 1.3%
Tesla Inc.(a)	289,326	164,221,438

Banks — 3.1%
Bank of America Corp.	2,887,794	81,320,279
Citigroup Inc.	950,601	52,349,597
Huntington Bancshares Inc./OH	1,018,101	12,298,660
JPMorgan Chase & Co.	990,053	116,707,448
KeyCorp	779,182	12,046,154
PNC Financial Services Group Inc. (The)	269,499	37,209,727
Regions Financial Corp.	1,066,234	16,281,393
SVB Financial Group(a)	37,621	12,973,978
Truist Financial Corp.	457,268	21,226,380
U.S. Bancorp	381,105	16,467,547

		378,881,163

Beverages — 1.9%
Brown-Forman Corp., Class B, NVS	165,056	13,313,417
Coca-Cola Co. (The)	1,827,462	94,297,039
Keurig Dr Pepper Inc.	553,198	16,844,879
Molson Coors Beverage Co., Class B	291,118	13,391,428
PepsiCo Inc.	704,744	101,645,227

		239,491,990

Biotechnology — 2.3%
AbbVie Inc.	687,299	71,877,729
Amgen Inc.	270,529	60,068,259
Biogen Inc.(a)	58,128	13,960,602
BioMarin Pharmaceutical Inc.(a)(b)	162,935	12,822,985
Exact Sciences Corp.(a)	107,554	13,020,487
Gilead Sciences Inc.	679,411	41,219,865
Moderna Inc.(a)	135,954	20,765,614
Regeneron Pharmaceuticals Inc.(a)	33,956	17,522,315
Vertex Pharmaceuticals Inc.(a)	159,115	36,238,441

		287,496,297

Building Products — 1.0%
Allegion PLC	105,490	12,030,080
Carrier Global Corp.	360,149	13,710,872
Fortune Brands Home & Security Inc.	144,846	12,094,641
Johnson Controls International PLC	756,763	34,841,369

Security	Shares	Value

Building Products (continued)
Masco Corp.	219,605	$11,786,200
Owens Corning	166,549	12,136,426
Trane Technologies PLC	182,231	26,649,461

		123,249,049

Capital Markets — 3.1%
Ameriprise Financial Inc.	65,918	12,210,650
Bank of New York Mellon Corp. (The)	627,011	24,528,670
BlackRock Inc.(c)	86,074	60,109,778
Blackstone Group Inc. (The), Class A	209,043	12,448,511
Charles Schwab Corp. (The)	544,691	26,570,027
CME Group Inc.	134,135	23,477,649
FactSet Research Systems Inc.	40,627	13,559,668
Goldman Sachs Group Inc. (The)	102,902	23,727,143
Intercontinental Exchange Inc.	135,958	14,344,929
Invesco Ltd.	754,831	12,250,907
Moody’s Corp.	88,065	24,864,272
Morgan Stanley	688,804	42,588,751
Northern Trust Corp.	199,374	18,565,707
S&P Global Inc.	104,406	36,727,943
State Street Corp.	272,966	19,238,644
T Rowe Price Group Inc.	134,647	19,309,726

		384,522,975

Chemicals — 2.0%
Air Products & Chemicals Inc.	51,586	14,451,302
Axalta Coating Systems Ltd.(a)	442,958	12,673,028
Corteva Inc.	329,378	12,621,765
Dow Inc.	230,501	12,218,858
DuPont de Nemours Inc.	301,249	19,111,237
Ecolab Inc.	188,557	41,887,938
International Flavors & Fragrances Inc.	107,525	12,053,552
Linde PLC	237,443	60,885,134
Mosaic Co. (The)	629,747	13,829,244
PPG Industries Inc.	153,118	22,473,129
Sherwin-Williams Co. (The)	29,559	22,099,195

		244,304,382

Commercial Services & Supplies — 0.4%
Cintas Corp.	33,522	11,910,367
Copart Inc.(a)	110,551	12,763,113
Waste Connections Inc.	114,351	11,890,217
Waste Management Inc.	117,581	14,007,424

		50,571,121

Communications Equipment — 0.8%
Cisco Systems Inc.	1,991,161	85,659,746
Motorola Solutions Inc.	96,962	16,631,892

		102,291,638

Construction & Engineering — 0.1%
Jacobs Engineering Group Inc.	114,833	12,383,591

Consumer Finance — 0.6%
Ally Financial Inc.	455,102	13,493,774
American Express Co.	442,296	52,451,883
Discover Financial Services	158,842	12,098,995

		78,044,652

Containers & Packaging — 0.3%
Amcor PLC	1,418,654	16,073,350
Ball Corp.	185,509	17,810,719

		33,884,069

1

Schedule of Investments (unaudited) (continued) November 30, 2020	iShares® ESG Aware MSCI USA ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Distributors — 0.1%
Pool Corp.	42,795	$14,811,777

Diversified Financial Services — 1.0%
Berkshire Hathaway Inc., Class B(a)	458,228	104,892,972
Voya Financial Inc.	213,100	12,280,953

		117,173,925

Diversified Telecommunication Services — 1.3%
AT&T Inc.	2,183,551	62,777,091
Verizon Communications Inc.	1,599,682	96,636,790

		159,413,881

Electric Utilities — 1.5%
Edison International	199,345	12,231,809
Eversource Energy	428,984	37,540,390
Exelon Corp.	966,966	39,713,293
NextEra Energy Inc.	1,296,352	95,398,544

		184,884,036

Electrical Equipment — 0.2%
Emerson Electric Co.	157,177	12,074,337
Rockwell Automation Inc.	55,815	14,264,082

		26,338,419

Electronic Equipment, Instruments & Components — 0.8%
Cognex Corp.	171,460	12,883,504
Corning Inc.	400,131	14,972,902
Keysight Technologies Inc.(a)	141,832	17,025,513
TE Connectivity Ltd.	175,442	19,995,125
Trimble Inc.(a)	260,384	15,589,190
Zebra Technologies Corp., Class A(a)	35,801	13,547,815

		94,014,049

Energy Equipment & Services — 0.3%
Baker Hughes Co.	778,070	14,565,471
Schlumberger Ltd.	904,508	18,804,721

		33,370,192

Entertainment — 1.9%
Activision Blizzard Inc.	263,772	20,964,599
Electronic Arts Inc.(a)	103,442	13,214,715
Netflix Inc.(a)	159,141	78,090,489
Roku Inc.(a)	52,094	15,293,236
Walt Disney Co. (The)	718,556	106,353,473

		233,916,512

Equity Real Estate Investment Trusts (REITs) — 2.7%
Alexandria Real Estate Equities Inc.	91,383	14,962,139
American Tower Corp.	189,458	43,802,690
AvalonBay Communities Inc.	71,255	11,870,370
Boston Properties Inc.	125,725	12,341,166
Crown Castle International Corp.	159,971	26,806,341
Digital Realty Trust Inc.	84,876	11,437,041
Equinix Inc.	51,285	35,786,160
Equity Residential	328,896	19,049,656
Healthpeak Properties Inc.	661,769	19,098,653
Host Hotels & Resorts Inc.	854,051	11,982,336
Prologis Inc.	360,617	36,079,731
Regency Centers Corp.	256,468	11,689,811
SBA Communications Corp.	49,524	14,222,302
Simon Property Group Inc.	157,745	13,025,005
UDR Inc.	371,277	14,283,026
Ventas Inc.	250,669	12,009,552
Welltower Inc.	224,180	14,118,856

Security	Shares	Value

Equity Real Estate Investment Trusts (REITs) (continued)
Weyerhaeuser Co.	461,876	$13,412,879

		335,977,714

Food & Staples Retailing — 0.9%
Costco Wholesale Corp.	139,605	54,693,051
Kroger Co. (The)	638,843	21,081,819
Sysco Corp.	204,518	14,580,088
Walgreens Boots Alliance Inc.	535,978	20,372,524

		110,727,482

Food Products — 1.4%
Archer-Daniels-Midland Co.	371,308	18,479,999
Bunge Ltd.	245,789	14,474,514
Campbell Soup Co.	246,434	12,326,629
General Mills Inc.	404,688	24,613,124
Hormel Foods Corp.	241,654	11,401,236
Kellogg Co.	451,690	28,867,508
Lamb Weston Holdings Inc.	165,005	11,943,062
McCormick & Co. Inc./MD, NVS	90,671	16,953,663
Mondelez International Inc., Class A	544,395	31,275,493

		170,335,228

Gas Utilities — 0.1%
UGI Corp.	378,385	13,425,100

Health Care Equipment & Supplies — 3.2%
Abbott Laboratories	663,988	71,856,781
Align Technology Inc.(a)	28,685	13,805,804
Baxter International Inc.	150,273	11,431,267
Becton Dickinson and Co.	121,753	28,592,474
Danaher Corp.	163,166	36,651,979
DexCom Inc.(a)(b)	48,874	15,624,040
Edwards Lifesciences Corp.(a)	377,997	31,710,168
Hologic Inc.(a)	205,929	14,235,872
IDEXX Laboratories Inc.(a)	55,411	25,543,363
Insulet Corp.(a)	46,612	12,012,379
Intuitive Surgical Inc.(a)	29,775	21,618,139
Medtronic PLC	431,288	49,037,446
ResMed Inc.	81,970	17,180,912
STERIS PLC	62,962	12,202,665
Stryker Corp.	52,074	12,154,072
West Pharmaceutical Services Inc.	95,859	26,376,562

		400,033,923

Health Care Providers & Services — 2.8%
Anthem Inc.	84,732	26,395,713
Cardinal Health Inc.	297,689	16,250,843
Centene Corp.(a)	183,216	11,295,266
Cigna Corp.	182,927	38,257,353
CVS Health Corp.	496,150	33,634,008
DaVita Inc.(a)	111,568	12,255,745
HCA Healthcare Inc.	130,233	19,549,276
Henry Schein Inc.(a)	277,627	17,854,192
Humana Inc.	48,733	19,518,541
Laboratory Corp. of America Holdings(a)	60,717	12,133,685
McKesson Corp.	68,366	12,299,727
Quest Diagnostics Inc.	113,856	14,115,867
UnitedHealth Group Inc.	315,514	106,119,979

		339,680,195

Health Care Technology — 0.2%
Cerner Corp.	219,674	16,440,402
Teladoc Health Inc.(a)(b)	71,275	14,167,332

		30,607,734

2

Schedule of Investments (unaudited) (continued) November 30, 2020	iShares® ESG Aware MSCI USA ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Hotels, Restaurants & Leisure — 1.6%
Chipotle Mexican Grill Inc.(a)	12,277	$15,830,332
Darden Restaurants Inc.	109,703	11,845,730
Hilton Worldwide Holdings Inc.	184,705	19,140,979
Las Vegas Sands Corp.	210,511	11,727,568
Marriott International Inc./MD, Class A	121,213	15,378,293
McDonald’s Corp.	232,061	50,459,344
MGM Resorts International	452,609	12,786,204
Starbucks Corp.	437,134	42,847,875
Vail Resorts Inc.(b)	44,742	12,341,633

		192,357,958

Household Durables — 0.2%
Lennar Corp., Class A	158,012	11,986,790
Newell Brands Inc.	598,258	12,718,965

		24,705,755

Household Products — 1.8%
Clorox Co. (The)	86,216	17,498,399
Colgate-Palmolive Co.	457,998	39,222,949
Kimberly-Clark Corp.	229,727	32,003,268
Procter & Gamble Co. (The)	1,001,949	139,140,658

		227,865,274

Industrial Conglomerates — 1.6%
3M Co.	362,677	62,645,198
General Electric Co.	3,695,759	37,622,827
Honeywell International Inc.	395,278	80,605,090
Roper Technologies Inc.	47,635	20,340,145

		201,213,260

Insurance — 2.1%
Aflac Inc.	310,862	13,656,168
Allstate Corp. (The)	120,767	12,360,502
American International Group Inc.	359,836	13,832,096
Aon PLC, Class A	60,792	12,455,673
Arthur J Gallagher & Co.	104,676	12,080,657
Chubb Ltd.	200,372	29,620,993
Lincoln National Corp.	275,157	12,992,913
Loews Corp.	280,584	11,759,275
Marsh & McLennan Companies Inc.	345,703	39,631,392
MetLife Inc.	264,381	12,206,471
Principal Financial Group Inc.	246,680	12,282,197
Progressive Corp. (The)	201,297	17,534,982
Prudential Financial Inc.	296,012	22,384,427
Travelers Companies Inc. (The)	180,846	23,446,684
Willis Towers Watson PLC	81,509	16,969,359

		263,213,789

Interactive Media & Services — 5.8%
Alphabet Inc., Class A(a)	150,259	263,614,390
Alphabet Inc., Class C, NVS(a)	85,352	150,282,680
Facebook Inc., Class A(a)	893,490	247,469,925
Match Group Inc.(a)	92,005	12,808,016
Pinterest Inc., Class A(a)	187,507	13,129,240
Snap Inc., Class A, NVS(a)	336,159	14,932,183
Twitter Inc.(a)	278,903	12,971,779

		715,208,213

Internet & Direct Marketing Retail — 4.9%
Amazon.com Inc.(a)	161,215	510,735,569
Booking Holdings Inc.(a)	14,038	28,475,381
eBay Inc.	269,512	13,591,490
Etsy Inc.(a)	95,149	15,290,444
MercadoLibre Inc.(a)	19,039	29,573,850

Security	Shares	Value

Internet & Direct Marketing Retail (continued)
Wayfair Inc., Class A(a)	51,498	$13,099,031

		610,765,765

IT Services — 5.8%
Accenture PLC, Class A	332,665	82,863,525
Automatic Data Processing Inc.	264,660	46,019,081
Cognizant Technology Solutions Corp., Class A	199,890	15,617,406
Fidelity National Information Services Inc.	199,263	29,572,622
Fiserv Inc.(a)	182,295	20,996,738
Global Payments Inc.	67,222	13,121,062
GoDaddy Inc., Class A(a)	160,298	12,750,103
International Business Machines Corp.	472,466	58,359,000
Leidos Holdings Inc.	121,420	12,226,994
Mastercard Inc., Class A	343,397	115,556,524
Okta Inc.(a)	74,037	18,142,027
PayPal Holdings Inc.(a)	445,085	95,301,600
Square Inc., Class A(a)	137,336	28,972,403
Twilio Inc., Class A(a)	57,316	18,346,278
Visa Inc., Class A	633,956	133,352,645
Western Union Co. (The)	559,224	12,616,093

		713,814,101

Leisure Products — 0.1%
Hasbro Inc.	131,248	12,210,001

Life Sciences Tools & Services — 1.4%
Agilent Technologies Inc.	306,456	35,824,706
Illumina Inc.(a)	68,368	22,020,649
IQVIA Holdings Inc.(a)	71,478	12,079,067
Mettler-Toledo International Inc.(a)	17,415	20,027,947
Thermo Fisher Scientific Inc.	149,943	69,720,496
Waters Corp.(a)	53,796	12,481,210

		172,154,075

Machinery — 1.8%
Caterpillar Inc.	225,029	39,062,784
Cummins Inc.	133,612	30,887,086
Deere & Co.	130,674	34,186,932
Fortive Corp.	175,482	12,306,553
IDEX Corp.	61,203	11,821,359
Illinois Tool Works Inc.	107,103	22,608,372
Otis Worldwide Corp.	181,372	12,141,042
PACCAR Inc.	134,514	11,710,789
Parker-Hannifin Corp.	74,720	19,969,667
Xylem Inc./NY	282,128	27,075,824

		221,770,408

Media — 1.1%
Cable One Inc.	6,102	12,086,048
Charter Communications Inc., Class A(a)	33,801	22,037,914
Comcast Corp., Class A	1,532,656	77,000,638
Discovery Inc., Class C, NVS(a)	548,565	13,176,531
ViacomCBS Inc., Class B, NVS	369,566	13,038,289

		137,339,420

Metals & Mining — 0.2%
Newmont Corp.	367,571	21,620,526

Multi-Utilities — 0.8%
CenterPoint Energy Inc.	508,835	11,799,884
Consolidated Edison Inc.	406,592	31,002,640
Public Service Enterprise Group Inc.	490,258	28,572,236
Sempra Energy	175,528	22,376,309

		93,751,069

3

Schedule of Investments (unaudited) (continued) November 30, 2020	iShares® ESG Aware MSCI USA ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Multiline Retail — 0.3%
Target Corp.	211,471	$37,965,389

Oil, Gas & Consumable Fuels — 1.9%
Cheniere Energy Inc.(a)	226,572	12,844,367
Chevron Corp.	733,283	63,927,612
ConocoPhillips	732,194	28,965,595
Exxon Mobil Corp.	1,534,600	58,514,298
Hess Corp.	302,163	14,256,050
Marathon Petroleum Corp.	314,931	12,244,517
ONEOK Inc.	374,028	13,416,384
Phillips 66	216,176	13,095,942
Valero Energy Corp.	235,800	12,678,966

		229,943,731

Personal Products — 0.1%
Estee Lauder Companies Inc. (The), Class A	70,792	17,366,693

Pharmaceuticals — 3.6%
Bristol-Myers Squibb Co.	907,311	56,616,206
Catalent Inc.(a)	117,168	11,264,532
Eli Lilly & Co.	358,597	52,229,653
Johnson & Johnson	981,098	141,945,259
Merck & Co. Inc.	987,481	79,383,598
Pfizer Inc.	1,613,611	61,817,437
Zoetis Inc.	233,226	37,404,786

		440,661,471

Professional Services — 0.4%
IHS Markit Ltd.	358,104	35,617,024
Robert Half International Inc.	216,004	13,863,137

		49,480,161

Real Estate Management & Development — 0.1%
CBRE Group Inc., Class A(a)	282,994	17,302,253

Road & Rail — 1.3%
AMERCO	29,450	12,199,074
CSX Corp.	361,307	32,535,695
Kansas City Southern	100,778	18,761,840
Norfolk Southern Corp.	123,287	29,221,485
Uber Technologies Inc.(a)	338,177	16,793,870
Union Pacific Corp.	224,918	45,901,265

		155,413,229

Semiconductors & Semiconductor Equipment — 5.1%
Advanced Micro Devices Inc.(a)	429,805	39,825,731
Analog Devices Inc.	99,816	13,882,409
Applied Materials Inc.	550,667	45,419,014
Broadcom Inc.	105,224	42,255,854
Intel Corp.	1,704,844	82,429,207
Lam Research Corp.	71,527	32,377,412
Marvell Technology Group Ltd.	290,705	13,456,734
Maxim Integrated Products Inc.	152,482	12,662,105
Micron Technology Inc.(a)	381,956	24,479,560
NVIDIA Corp.	254,963	136,675,466
NXP Semiconductors NV	83,718	13,262,606
ON Semiconductor Corp.(a)	437,855	12,588,331
QUALCOMM Inc.	361,509	53,203,280
Skyworks Solutions Inc.	87,856	12,402,632
Texas Instruments Inc.	467,720	75,419,850
Xilinx Inc.	93,639	13,629,157

		623,969,348

Software — 9.5%
Adobe Inc.(a)	218,239	104,420,814

Security	Shares	Value

Software (continued)
Autodesk Inc.(a)	109,266	$30,619,611
Cadence Design Systems Inc.(a)	216,550	25,184,765
Citrix Systems Inc.	101,561	12,585,439
Coupa Software Inc.(a)	40,150	13,205,736
DocuSign Inc.(a)	63,957	14,574,521
HubSpot Inc.(a)	33,624	13,258,952
Intuit Inc.	113,582	39,983,136
Microsoft Corp.	2,872,509	614,918,002
NortonLifeLock Inc.	641,447	11,693,579
Oracle Corp.	561,633	32,417,457
Paycom Software Inc.(a)	31,737	13,236,868
RingCentral Inc., Class A(a)	41,936	12,457,089
salesforce.com Inc.(a)	422,074	103,745,789
ServiceNow Inc.(a)	77,561	41,460,233
Splunk Inc.(a)(b)	74,323	15,175,270
Trade Desk Inc. (The), Class A(a)	15,644	14,096,339
VMware Inc., Class A(a)	82,077	11,481,751
Workday Inc., Class A(a)	95,250	21,411,247
Zoom Video Communications Inc., Class A(a)	62,796	30,039,095

		1,175,965,693

Specialty Retail — 2.4%
Best Buy Co. Inc.	207,860	22,615,168
CarMax Inc.(a)	130,197	12,170,816
Home Depot Inc. (The)	480,791	133,376,231
Lowe’s Companies Inc.	359,523	56,020,874
Ross Stores Inc.	108,581	11,674,629
Tiffany & Co.	144,784	19,036,200
TJX Companies Inc. (The)	453,843	28,823,569
Tractor Supply Co.	94,105	13,250,925

		296,968,412

Technology Hardware, Storage & Peripherals — 6.5%
Apple Inc.	6,467,835	769,995,757
Hewlett Packard Enterprise Co.	1,620,910	17,894,846
HP Inc.	760,256	16,672,414

		804,563,017

Textiles, Apparel & Luxury Goods — 0.9%
Lululemon Athletica Inc.(a)	57,197	21,175,473
Nike Inc., Class B	494,851	66,656,430
VF Corp.	228,278	19,038,385

		106,870,288

Trading Companies & Distributors — 0.3%
Fastenal Co.	350,875	17,350,769
WW Grainger Inc.	42,907	17,947,998

		35,298,767

Water Utilities — 0.2%
American Water Works Co. Inc.	115,816	17,763,858
Essential Utilities Inc.	279,871	12,672,559

		30,436,417

Wireless Telecommunication Services — 0.2%
T-Mobile U.S. Inc.(a)	147,575	19,618,621

Total Common Stocks — 99.8% (Cost: $10,492,539,888)		12,327,093,306

Short-Term Investments

Money Market Funds — 0.4%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.19%(c)(d)(e)	30,057,761	30,075,795

4

Schedule of Investments (unaudited) (continued) November 30, 2020	iShares® ESG Aware MSCI USA ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Money Market Funds (continued)
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.04%(c)(d)	23,278,000	$23,278,000

		53,353,795

Total Short-Term Investments — 0.4% (Cost: $53,355,651)		53,353,795

Total Investments in Securities — 100.2% (Cost: $10,545,895,539)		12,380,447,101

Other Assets, Less Liabilities — (0.2)%		(29,309,411)

Net Assets — 100.0%		$12,351,137,690

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period-end.
(e)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended November 30, 2020 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 08/31/20	Purchases at Cost		Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 11/30/20	Shares Held at 11/30/20	Income		Capital Gain Distributions from Underlying Funds

BlackRock Cash Funds: Institutional, SL Agency Shares	$3,563,398	$26,531,016	(a)	$—	$(9,658)	$(8,961)	$30,075,795	30,057,761	$22,839	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	16,098,000	7,180,000	(a)	—	—	—	23,278,000	23,278,000	3,389		—
BlackRock Inc.	38,648,494	15,032,474		(2,074,729)	80,201	8,423,338	60,109,778	86,074	236,636		—

					$70,543	$8,414,377	$113,463,573		$262,864		$—

(a)	Represents net amount purchased (sold).
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)

Long Contracts
S&P 500 E-Mini Index	129	12/18/20	$23,370	$455,937

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at iShares.com and on the U.S. Securities and Exchange Commission website at sec.gov.

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Schedule of Investments (unaudited) (continued) November 30, 2020	iShares® ESG Aware MSCI USA ETF

Fair Value Measurements (continued)

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of November 30, 2020. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Investments
Assets
Common Stocks	$12,327,093,306	$—	$—	$12,327,093,306
Money Market Funds	53,353,795	—	—	53,353,795

	$12,380,447,101	$—	$—	$12,380,447,101

Derivative financial instruments(a)
Assets
Futures Contracts	$455,937	$—	$—	$455,937

(a)	Shown at the unrealized appreciation (depreciation) on the contracts.

Portfolio Abbreviations - Equity

NVS	Non-Voting Shares

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